Investment Objectives and Goals	Nov. 25, 2025
Carbon Collective Climate Solutions U.S. Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Carbon Collective Climate Solutions U.S. Equity ETF – Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Carbon Collective Climate Solutions U.S. Equity ETF (the “Fund”) seeks to achieve long-term capital appreciation.
Carbon Collective Short Duration Green Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Carbon Collective Short Duration Green Bond ETF – Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Carbon Collective Short Duration Green Bond ETF (the “Fund”) seeks maximum total return, consistent with preservation of capital and prudent investment management.